TYPE			13F-HR
PERIOD			3/31/01
FILER
     CIK		0001108234
     CCC		pta6sot$
SUBMISSION CONTACT	Peter Brockett
PHONE			213 617-4777


			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
Institutional Investment Manager Filing this Report:

Name:    Waite & Associates LLC
Address: 350 South Grand Avenue
   	 Suite 3970
   	 Los Angeles, CA  90071

13F File Number: to be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter C. Brockett
Title: Managing Director
Phone: 213 617-4777

Signature, Place, and Date of Signing

Peter C. Brockett  Los Angeles, California    April 23, 2001


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: 90834
List of Other Included Managers: 0


NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101  3149  87600  SH      SOLE        87600  0    0
AMER GEN CORP  COM  026351106  5317 139000  SH      SOLE       139000  0    0
AMER HOME PROD COM  026609107  3014  51300  SH      SOLE        51300  0    0
AMER INTL GROUPCOM  026874107  5202  64626  SH      SOLE        64626  0    0
APPLD MATERIAL COM  038222105  1070  24600  SH      SOLE        24600  0    0
AVERY DENNISON COM  053611109  3563  68500  SH      SOLE        68500  0    0
BANK OF AM     COM  060505104  1708  31200  SH      SOLE        31200  0    0
BK OF NEW YORK COM  064057102  4047  82200  SH      SOLE        82200  0    0
CITIGROUP      COM  172967101  1835  40800  SH      SOLE        40800  0    0
COMPUTER ASSOC COM  204912109   783  28800  SH      SOLE        28800  0    0
COSTCO         COM  22160K105  4049 103160  SH      SOLE       103060  0    0
COMPAQ COMP    COM  204493100  1349  74100  SH      SOLE        74100  0    0
DELTA AIRLINES COM  247361108  1189  30100  SH      SOLE        30100  0    0
EL PASO ENERGY COM  283905107  1378  21100  SH      SOLE        21100  0    0
FANNIE MAE     COM  313586109  4131  51900  SH      SOLE        51900  0    0
HERSHEY FOOD   COM  427866108  1480  21350  SH      SOLE        21350  0    0
IBM            COM  459200101  4020  41800  SH      SOLE        41800  0    0
INTEL CORP     COM  458140100  2271  86300  SH      SOLE        86300  0    0
INGERSOLL-RAND COM  456866102  2275  57300  SH      SOLE        57300  0    0
ILL TOOL WORKS COM  452308109  2103  37000  SH      SOLE        37000  0    0
KIMBERLY-CLARK COM  494368103  4863  71700  SH      SOLE        71700  0    0
LOWES COS      COM  548661107  2706  46300  SH      SOLE        46300  0    0
MINN MIN & MFG COM  604059105  2359  22700  SH      SOLE        22700  0    0
MS DEAN WITTER COM  617446448  4499  84100  SH      SOLE        84100  0    0
PEPSICO INC    COM  713448108  1569  35700  SH      SOLE        35700  0    0
PROVIDIAN      COM  74406A102  2001  40800  SH      SOLE        40800  0    0
ROYAL DUTCH PETCOM  780257804   832  15000  SH      SOLE        15000  0    0
SAFEWAY        COM  786514208  3822  69300  SH      SOLE        69300  0    0
TARGET         COM  87612E106  4456 123500  SH      SOLE       123500  0    0
VERIZON COMM   COM  92343V104  3007  61014  SH      SOLE        61014  0    0
WELLS FARGO CO COM  949746101  3032  61300  SH      SOLE        61300  0    0
EXXON MOBIL    COM  30231G102  2172  26816  SH      SOLE        26816  0    0


 /TEXT
 /DOCUMENT
 /SUBMISSION